Parent And Guarantor Consolidating Financial Statements (Schedule Of Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and Due from Banks	$ 1,073	$ 2,475
Interest-bearing Deposits in Banks and Other Financial Institutions	6,440	10,560
Total cash and cash equivalents	7,513	13,035	11,670	14,788
Trading assets	0	622
Investment securities	14,178	15,135
Loans held-for-sale, net	2,576	8,557
Finance receivables and loans, net	99,055	114,755
Loans to bank subsidiary	0	0
Loans to nonbank subsidiary	0	0
Allowance for loan losses	(1,170)	(1,503)
Total finance receivables and loans, net	97,885	113,252
Investment in operating leases, net	13,550	9,275
Receivables from bank subsidiary	0	0
Receivables from nonbank subsidiary	0	0
Investment in bank subsidiaries	0	0
Investment in nonbank subsidiaries	0	0
Mortgage servicing rights	952	2,519	3,738
Premiums receivable and other insurance assets	1,609	1,853
Other Assets	11,908	18,741
Assets of operations held-for-sale	32,176	1,070
Total assets	182,347	184,059	172,008
Noninterest-bearing deposit liabilities	1,977	2,029
Interest-bearing deposit liabilities	45,938	43,021
Total deposit liabilities	47,915	45,050
Short-term borrowings	7,461	7,680
Long-term debt	74,561	92,885
Debt Payable To Nonbank Subsidiaries	0	0
Payables to Bank Subsidiaries	0	0
Payables to Nonbank Subsidiaries	0	0
Interest payable	932	1,587
Unearned insurance premiums and service revenue	2,296	2,576
Accrued expenses and other liabilities	6,585	14,664
Liabilities of operations held-for-sale	22,699	337
Total liabilities	162,449	164,779
Total equity	19,898	19,280
Total liabilities and equity	182,347	184,059
Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Due from Banks	0
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Noninterest-bearing deposit liabilities	0
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Due from Banks	729	1,413
Interest-bearing Deposits in Banks and Other Financial Institutions	3,204	4,848
Total cash and cash equivalents	3,972	6,261	4,665	757
Trading assets		0
Investment securities	0	0
Loans held-for-sale, net	0	425
Finance receivables and loans, net	12,486	15,151
Loans to bank subsidiary	1,600	4,920
Loans to nonbank subsidiary	3,514	5,397
Allowance for loan losses	(170)	(245)
Total finance receivables and loans, net	17,430	25,223
Investment in operating leases, net	2,003	928
Receivables from bank subsidiary	677	82
Receivables from nonbank subsidiary	315	1,070
Investment in bank subsidiaries	14,288	13,094
Investment in nonbank subsidiaries	19,180	17,433
Mortgage servicing rights	0	0
Premiums receivable and other insurance assets	0	0
Other Assets	2,514	2,664
Assets of operations held-for-sale	855	(174)
Total assets	61,234	67,006
Noninterest-bearing deposit liabilities	0	0
Interest-bearing deposit liabilities	983	1,768
Total deposit liabilities	983	1,768
Short-term borrowings	3,094	2,756
Long-term debt	32,342	39,615
Debt Payable To Nonbank Subsidiaries	530	574
Payables to Bank Subsidiaries	752	39
Payables to Nonbank Subsidiaries	674	1,266
Interest payable	748	1,167
Unearned insurance premiums and service revenue	0	0
Accrued expenses and other liabilities	2,187	541
Liabilities of operations held-for-sale	26	0
Total liabilities	41,336	47,726
Total equity	19,898	19,280
Total liabilities and equity	61,234	67,006
Parent [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Due from Banks	39
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Noninterest-bearing deposit liabilities	0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Due from Banks	0	0
Interest-bearing Deposits in Banks and Other Financial Institutions	0	14
Total cash and cash equivalents	0	14	2	5
Trading assets		0
Investment securities	0	0
Loans held-for-sale, net	0	0
Finance receivables and loans, net	0	476
Loans to bank subsidiary	0	0
Loans to nonbank subsidiary	0	356
Allowance for loan losses	0	(2)
Total finance receivables and loans, net	0	830
Investment in operating leases, net	0	0
Receivables from bank subsidiary	0	0
Receivables from nonbank subsidiary	334	327
Investment in bank subsidiaries	14,288	13,094
Investment in nonbank subsidiaries	3,723	3,809
Mortgage servicing rights	0	0
Premiums receivable and other insurance assets	0	0
Other Assets	0	2
Assets of operations held-for-sale	762	0
Total assets	19,107	18,076
Noninterest-bearing deposit liabilities	0	0
Interest-bearing deposit liabilities	0	0
Total deposit liabilities	0	0
Short-term borrowings	0	136
Long-term debt	0	214
Debt Payable To Nonbank Subsidiaries	0	492
Payables to Bank Subsidiaries	0	0
Payables to Nonbank Subsidiaries	0	1
Interest payable	0	3
Unearned insurance premiums and service revenue	0	0
Accrued expenses and other liabilities	451	323
Liabilities of operations held-for-sale	725	0
Total liabilities	1,176	1,169
Total equity	17,931	16,907
Total liabilities and equity	19,107	18,076
Guarantor Subsidiaries [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Due from Banks	0
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Noninterest-bearing deposit liabilities	0
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Due from Banks	344	1,062
Interest-bearing Deposits in Banks and Other Financial Institutions	3,236	5,698
Total cash and cash equivalents	4,032	7,276	7,506	14,026
Trading assets		622
Investment securities	14,178	15,135
Loans held-for-sale, net	2,576	8,132
Finance receivables and loans, net	86,569	99,128
Loans to bank subsidiary	0	0
Loans to nonbank subsidiary	672	550
Allowance for loan losses	(1,000)	(1,256)
Total finance receivables and loans, net	86,241	98,422
Investment in operating leases, net	11,547	8,347
Receivables from bank subsidiary	0	0
Receivables from nonbank subsidiary	378	577
Investment in bank subsidiaries	0	0
Investment in nonbank subsidiaries	0	0
Mortgage servicing rights	952	2,519
Premiums receivable and other insurance assets	1,609	1,853
Other Assets	9,968	16,713
Assets of operations held-for-sale	30,582	1,244
Total assets	162,063	160,840
Noninterest-bearing deposit liabilities	1,977	2,029
Interest-bearing deposit liabilities	44,955	41,253
Total deposit liabilities	46,971	43,282
Short-term borrowings	4,367	4,788
Long-term debt	42,219	53,056
Debt Payable To Nonbank Subsidiaries	5,708	10,673
Payables to Bank Subsidiaries	0	0
Payables to Nonbank Subsidiaries	278	750
Interest payable	184	417
Unearned insurance premiums and service revenue	2,296	2,576
Accrued expenses and other liabilities	4,517	14,438
Liabilities of operations held-for-sale	21,948	337
Total liabilities	128,488	130,317
Total equity	33,575	30,523
Total liabilities and equity	162,063	160,840
Non-Guarantor Subsidiaries [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Due from Banks	0
Interest-bearing Deposits in Banks and Other Financial Institutions	452	516
Noninterest-bearing deposit liabilities	39
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Due from Banks	0	0
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Total cash and cash equivalents	(491)	(516)	(503)	0
Trading assets		0
Investment securities	0	0
Loans held-for-sale, net	0	0
Finance receivables and loans, net	0	0
Loans to bank subsidiary	(1,600)	(4,920)
Loans to nonbank subsidiary	(4,186)	(6,303)
Allowance for loan losses	0	0
Total finance receivables and loans, net	(5,786)	(11,223)
Investment in operating leases, net	0	0
Receivables from bank subsidiary	(677)	(82)
Receivables from nonbank subsidiary	(1,027)	(1,974)
Investment in bank subsidiaries	(28,576)	(26,188)
Investment in nonbank subsidiaries	(22,903)	(21,242)
Mortgage servicing rights	0	0
Premiums receivable and other insurance assets	0	0
Other Assets	(574)	(638)
Assets of operations held-for-sale	(23)	0
Total assets	(60,057)	(61,863)
Noninterest-bearing deposit liabilities	0	0
Interest-bearing deposit liabilities	0	0
Total deposit liabilities	(39)	0
Short-term borrowings	0	0
Long-term debt	0	0
Debt Payable To Nonbank Subsidiaries	(6,238)	(11,739)
Payables to Bank Subsidiaries	(752)	(39)
Payables to Nonbank Subsidiaries	(952)	(2,017)
Interest payable	0	0
Unearned insurance premiums and service revenue	0	0
Accrued expenses and other liabilities	(570)	(638)
Liabilities of operations held-for-sale	0	0
Total liabilities	(8,551)	(14,433)
Total equity	(51,506)	(47,430)
Total liabilities and equity	(60,057)	(61,863)
Consolidation, Eliminations [Member] | Intercompany [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Due from Banks	(39)
Interest-bearing Deposits in Banks and Other Financial Institutions	(452)	(516)
Noninterest-bearing deposit liabilities	$ (39)